Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

In accordance with Item 402(v) of Regulation S-K under the Securities Act, we are providing the following information about the relationship between executive compensation actually paid and the company’s financial performance.

The following table sets forth information on compensation actually paid to our principal executive officer, or PEO, and (on average) to our other named executive officers during the specified years alongside total shareholder return, or TSR, and net income metrics, as well as a company-selected measure of Adjusted EBITDA.

					Value of initial fixed $100 Investment based on:
Year	Summary compensation table total for PEO ($)(1)	Compensation actually paid to PEO ($)(1),(2)	Average summary compensation table total for non-PEO named executive officers ($)(1)	Average compensation actually paid to non-PEO named executive officers ($)(1),(3),(4)	Total shareholder return ($)	Peer group total shareholder return ($)(5)	Net Income (in thousands $)	Adjusted EBITDA (in thousands $) (6)
2023	980,616	480,638	1,438,669	1,167,466	90.31	168.04	28,147	43,409
2022	984,078	484,119	1,876,477	(27,984)	121.24	138.26	58,697	90,234
2021	472,594	472,594	1,099,296	3,235,275	305.23	202.49	99,840	114,585
2020	473,079	473,079	704,474	1,946,194	169.77	141.63	56,790	69,257

(1) Named executive officers in the above compensation columns reflect the following:

Year	PEO	Non-PEO #1	Non-PEO #2	Non-PEO #3
2023	Mike Karanikolas	Michael Mente	Jesse Timmermans
2022	Mike Karanikolas	Michael Mente	Jesse Timmermans
2021	Mike Karanikolas	Michael Mente	Jesse Timmermans	David Pujades
2020	Mike Karanikolas	Michael Mente	Jesse Timmermans	David Pujades

(2) Compensation actually paid reflects the following adjustments to the summary compensation table total for the PEO:

Year	Summary compensation table total for PEO ($)	Minus grant date fair value of equity awards in summary compensation table ($)	Plus Year End Fair Value of Equity Awards Granted During Year That are Outstanding and Unvested at FYE ($)	Adjust for Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Plus Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Plus Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Subtract Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Add Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Equals Compensation Actually Paid ($)
2023	980,616	(499,978)	—	—	—	—	—	—	480,638
2022	984,078	(499,959)	—	—	—	—	—	—	484,119
2021	472,594	—	—	—	—	—	—	—	472,594
2020	473,079	—	—	—	—	—	—	—	473,079

(3) Compensation actually paid reflects the following adjustments to the average summary compensation table for the non-PEO named executive officers:

Year	Summary compensation table total for PEO ($)	Minus grant date fair value of equity awards in summary compensation table ($)	Plus Year End Fair Value of Equity Awards Granted During Year That are Outstanding and Unvested at FYE ($)	Adjust for Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Plus Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Plus Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Subtract Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Add Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Equals Compensation Actually Paid ($)
2023	1,438,669	(949,986)	835,049	(201,304)	—	45,038	—	—	1,167,466
2022	1,876,477	(1,350,055)	400,634	(663,574)	—	(291,465)	—	—	(27,984)
2021	1,099,296	(442,957)	654,941	1,115,528	—	808,467	—	—	3,235,275
2020	704,474	(146,040)	778,441	657,778	—	(48,459)	—	—	1,946,194

(4) Stock options were valued using a Black-Scholes value as of the applicable year-end or vesting date, determined based on the same methodology as used to determine grant date fair value but using the closing stock price on the applicable revaluation date as the current market price and with an expected life equal to the remaining life of the award in the case of underwater stock options and, in the case of in-the-money stock options, an expected life equal to the original ratio of the expected life relative to the ten-year contractual life multiplied by the remaining life as of the applicable revaluation date, and in all cases based on volatility and risk free rates determined as of the revaluation date based on the expected life and based on an expected dividend rate of 0%. For 2023, the expected volatility ranged from 46% to 49% and risk free rates ranged from 3.5% to 4.2%. For 2022, the expected volatility ranged from 45% to 49% and risk free rates ranged from 1.9% to 4.2%. For 2021, the expected volatility ranged from 39% to 50% and risk free rates ranged from 0.2% to 1.5%. For 2020, the expected volatility was 40% and risk free rates ranged from 0.2% to 1.5%.

(5) The peer group total shareholder return listed in this table is the total shareholder return of the S&P Retail Select Industry Index, which we also use in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report on Form 10-K for the year ended December 31, 2023.

(6) Adjusted EBITDA is a non-GAAP measure calculated as the company’s annual net income before other expense, net; (benefit) provision for income taxes; and depreciation and amortization; adjusted to exclude the effects of equity-based compensation expense and certain non-routine items.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote	Named executive officers in the above compensation columns reflect the following:

Year	PEO	Non-PEO #1	Non-PEO #2	Non-PEO #3
2023	Mike Karanikolas	Michael Mente	Jesse Timmermans
2022	Mike Karanikolas	Michael Mente	Jesse Timmermans
2021	Mike Karanikolas	Michael Mente	Jesse Timmermans	David Pujades
2020	Mike Karanikolas	Michael Mente	Jesse Timmermans	David Pujades

Peer Group Issuers, Footnote	The peer group total shareholder return listed in this table is the total shareholder return of the S&P Retail Select Industry Index, which we also use in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report on Form 10-K for the year ended December 31, 2023.
PEO Total Compensation Amount	$ 980,616	$ 984,078	$ 472,594	$ 473,079
PEO Actually Paid Compensation Amount	$ 480,638	484,119	472,594	473,079
Adjustment To PEO Compensation, Footnote	Compensation actually paid reflects the following adjustments to the summary compensation table total for the PEO:

Year	Summary compensation table total for PEO ($)	Minus grant date fair value of equity awards in summary compensation table ($)	Plus Year End Fair Value of Equity Awards Granted During Year That are Outstanding and Unvested at FYE ($)	Adjust for Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Plus Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Plus Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Subtract Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Add Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Equals Compensation Actually Paid ($)
2023	980,616	(499,978)	—	—	—	—	—	—	480,638
2022	984,078	(499,959)	—	—	—	—	—	—	484,119
2021	472,594	—	—	—	—	—	—	—	472,594
2020	473,079	—	—	—	—	—	—	—	473,079

Non-PEO NEO Average Total Compensation Amount	$ 1,438,669	1,876,477	1,099,296	704,474
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,167,466	(27,984)	3,235,275	1,946,194
Adjustment to Non-PEO NEO Compensation Footnote	Compensation actually paid reflects the following adjustments to the average summary compensation table for the non-PEO named executive officers:

Year	Summary compensation table total for PEO ($)	Minus grant date fair value of equity awards in summary compensation table ($)	Plus Year End Fair Value of Equity Awards Granted During Year That are Outstanding and Unvested at FYE ($)	Adjust for Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Plus Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Plus Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Subtract Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Add Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Equals Compensation Actually Paid ($)
2023	1,438,669	(949,986)	835,049	(201,304)	—	45,038	—	—	1,167,466
2022	1,876,477	(1,350,055)	400,634	(663,574)	—	(291,465)	—	—	(27,984)
2021	1,099,296	(442,957)	654,941	1,115,528	—	808,467	—	—	3,235,275
2020	704,474	(146,040)	778,441	657,778	—	(48,459)	—	—	1,946,194

Compensation Actually Paid vs. Total Shareholder Return

The following graphs further illustrate the relationship between the pay and performance figures that are included in the pay versus performance tabular disclosure above. In addition, the first graph below further illustrates the relationship between our total shareholder return and that of the S&P Retail Select Industry Index.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure	y Paid Versus Net Income
Tabular List, Table

The following list sets forth the most important measures used by us to link compensation actually paid to our named executive officers for 2023 to company performance:

2023 Most Important Measures (Unranked)
● Adjusted EBITDA;
● Adjusted EBITDA Growth; and
● Net Sales Growth.

Total Shareholder Return Amount	$ 90.31	121.24	305.23	169.77
Peer Group Total Shareholder Return Amount	168.04	138.26	202.49	141.63
Net Income (Loss)	$ 28,147,000	$ 58,697,000	$ 99,840,000	$ 56,790,000
Company Selected Measure Amount	43,409,000	90,234,000	114,585,000	69,257,000
PEO Name	Mike Karanikolas	Mike Karanikolas	Mike Karanikolas	Mike Karanikolas
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description	Adjusted EBITDA is a non-GAAP measure calculated as the company’s annual net income before other expense, net; (benefit) provision for income taxes; and depreciation and amortization; adjusted to exclude the effects of equity-based compensation expense and certain non-routine items.
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EBITDA Growth
Measure:: 3
Pay vs Performance Disclosure
Name	Net Sales Growth
PEO | Minus Grant Date Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (499,978)	$ (499,959)
Non-PEO NEO | Minus Grant Date Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(949,986)	(1,350,055)	$ (442,957)	$ (146,040)
Non-PEO NEO | Plus Year End Fair Value of Equity Awards Granted During Year That are Outstanding and Unvested at FYE [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	835,049	400,634	654,941	778,441
Non-PEO NEO | Adjust for Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(201,304)	(663,574)	1,115,528	657,778
Non-PEO NEO | Plus Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 45,038	$ (291,465)	$ 808,467	$ (48,459)